Description of Organization and Business Operations - Additional information (Detail) - USD ($)			3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 21, 2021	Feb. 13, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization Business And Basis Of Presentation [Line Items]
Common stock price, per share				$ 10.00		$ 10.00
Proceeds from issuance initial public offering		$ 276,000,000		$ 276,000,000	$ 276,000,000	$ 276,000,000
Incurring offering cost		15,700,000
Payment of underwriting discount		$ 9,660,000		5,520,000		5,520,000
Cash				$ 126,622		$ 981,606	$ 300,000
Percentage of voting interests acquired				50.00%		50.00%
Business combination, net tangible assets required to proceed				$ 5,000,001		$ 5,000,001
Business Combination, maximum amount of interest to pay dissolution expenses				$ 100,000		$ 100,000
Business Combination required completion period after Initial Public Offering				24 months		24 months
Operating amount out of Trust account enough to operate for at least 12 months				$ 126,622		$ 913,755
Business Combination within in the Combination Period, possible per share value of residual assets remaining available for distribution						$ 10.00
Stock Issued During Period, Value, Warrants						$ 7,520,000
Exercise price per share						$ 1.00
Proceeds from Issuance of Warrants						$ 7.52
PIPE Investment [Member] | PIPE Subscription Agreement [Member] | Quanergy PubCo common stock [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share	4,000,000
Shares issued price per share	$ 10.00
Proceeds from issuance of common stock	$ 40,000,000
Quanergy Systems, Inc [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Business combination, net tangible assets required to proceed	$ 5,000,001
Business acquisition equity interest issued or iisuable,number of shares issued	970,000,000
Share price	$ 10.00
Founder Shares [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceed from issuance of shares				$ 25,000		$ 25,000
Number of shares issued				300,000		300,000
Minimum [Member] | Quanergy Systems, Inc [Member] | PIPE Investment [Member] | Merger Agreement [Member]
Organization Business And Basis Of Presentation [Line Items]
Threshold proceeds net of redemptions for effecting a merger	$ 175,000,000
Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Common stock par value				$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock | Maximum [Member]
Organization Business And Basis Of Presentation [Line Items]
Percentage of aggregate Public Shares restricted from redeem				20.00%		20.00%
IPO [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share		27,600,000
Common stock price, per share		$ 10.00
IPO [Member] | Over-Allotment Option [Member]
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share		3,600,000
IPO [Member] | Class A Common Stock
Organization Business And Basis Of Presentation [Line Items]
Issuance of Ordinary Share			27,600,000			27,600,000
Private Placement [Member]
Organization Business And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering		$ 7,520,000